RELATED PARTY TRANSACTIONS - Principal and Revenue Agreements (Details) $ in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Mar. 31, 2021 agreement	Dec. 31, 2026 $ / MWh	Dec. 31, 2025 USD ($) $ / MWh $ / MWh facility	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of transactions between related parties [line items]
Management service fee payments				$ 223	$ 204	$ 205
Number of long-term power purchase agreements amended | agreement		2
Number of facilities, all energy purchased | facility				2
Proceeds, net of transaction costs	$ 9
Brookfield Renewable and Institutional Partners
Disclosure of transactions between related parties [line items]
Proceeds, net of transaction costs	$ 45
Power Purchase Agreement Hydro Pontiac
Disclosure of transactions between related parties [line items]
Power purchase agreement, term				20 years
Brookfield Renewable
Disclosure of transactions between related parties [line items]
Management fee fixed component quarterly				$ 5
Capitalization for management fees				26,000
Initial capitalization for management fees				8,000
Management fee fixed component				$ 28
Brookfield Renewable | Power purchase agreement GLPL
Disclosure of transactions between related parties [line items]
Average price per MWh | $ / MWh			5.04	100
Average price adjustment fixed rate percent				3.00%
Option to extend a fixed price commitment, per MWh | $ / MWh				60
Brookfield Renewable | Power purchase agreement MPT
Disclosure of transactions between related parties [line items]
Average price per MWh | $ / MWh				127
Average price adjustment fixed rate percent				3.00%
Brookfield Renewable | Power purchase agreement BPUSHA
Disclosure of transactions between related parties [line items]
Electricity prices | $ / MWh				75
Annual increment as percent of CPI				40.00%
Maximum annual increment in power purchase agreements				3.00%
Reduction in price per MWh, tranche one | $ / MWh				3
Brookfield Renewable | Power purchase agreement hydro pontiac one
Disclosure of transactions between related parties [line items]
Electricity prices | $ / MWh				68
Annual increment as percent of CPI				40.00%